INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Israeli corporate tax rate	23.00%	23.00%	23.00%
United States [Member]
Net operating loss carryforward		$ 6,100
Net operating loss carryforward, Expired		$ 5,100
United States [Member] | Minimum [Member]
Year of expiration of operating loss carryforward	Dec. 31, 2023
United States [Member] | Maximum [Member]
Year of expiration of operating loss carryforward	Dec. 31, 2032
Domestic Tax Authority [Member]
Net operating loss carryforward	$ 342,600